financial instruments - Contract assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit risk
Contract assets	$ 864	$ 939	$ 898
Cost/Gross amount
Credit risk
Contract assets	896	969
Allowance for doubtful accounts
Credit risk
Contract assets	(32)	(30)
The 12-month period ending one year hence
Credit risk
Contract assets	590	614
The 12-month period ending one year hence | Cost/Gross amount
Credit risk
Contract assets	612	634
The 12-month period ending one year hence | Allowance for doubtful accounts
Credit risk
Contract assets	(22)	(20)
The 12-month period ending two years hence
Credit risk
Contract assets	231	278
The 12-month period ending two years hence | Cost/Gross amount
Credit risk
Contract assets	240	287
The 12-month period ending two years hence | Allowance for doubtful accounts
Credit risk
Contract assets	(9)	(9)
Thereafter
Credit risk
Contract assets	43	47
Thereafter | Cost/Gross amount
Credit risk
Contract assets	44	48
Thereafter | Allowance for doubtful accounts
Credit risk
Contract assets	$ (1)	$ (1)